Schedule of Estimated Future Benefit Payments Under Swiss Plan (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	$ 3,400
2021	2,900
2022	3,000
2023	3,300
2024	5,100
Next five years	$ 24,300